Schedule of Investments
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–80.15%
Australia–1.98%
Goodman Group	257,635	$3,843,789
Mirvac Group	3,292,987	7,107,575
Stockland	1,044,171	3,736,673
		14,688,037
Belgium–1.03%
Cofinimmo S.A.	37,688	5,897,016
VGP N.V.	9,012	1,734,369
		7,631,385
Canada–3.92%
Allied Properties REIT	260,200	9,552,477
Canadian Apartment Properties REIT	73,100	3,345,034
Chartwell Retirement Residences	236,026	2,563,355
Killam Apartment REIT	153,900	2,414,143
SmartCentres REIT	378,000	9,158,611
Summit Industrial Income REIT	151,100	1,998,740
		29,032,360
China–0.17%
China Overseas Land & Investment Ltd.	521,500	1,262,379
Denmark–0.33%
Orsted A/S(a)	15,749	2,411,932
France–1.49%
Gecina S.A.	24,953	3,988,563
ICADE	78,097	7,021,939
		11,010,502
Germany–3.88%
Aroundtown S.A.	987,036	8,333,939
Deutsche Wohnen SE	73,716	4,692,049
Vonovia SE	249,613	15,661,313
		28,687,301
Hong Kong–3.80%
CK Asset Holdings Ltd.	1,290,000	8,767,429
Hongkong Land Holdings Ltd.	281,400	1,378,627
Kerry Properties Ltd.	1,113,500	3,835,329
New World Development Co. Ltd.	265,000	1,437,577
Sun Hung Kai Properties Ltd.	740,500	11,555,642
Wharf Real Estate Investment Co. Ltd.	195,000	1,180,137
		28,154,741
Italy–0.50%
Infrastrutture Wireless Italiane S.p.A.(a)	327,319	3,662,648
Japan–8.67%
Activia Properties, Inc.	1,492	6,730,643
Daiwa House REIT Investment Corp.	1,147	3,133,000
Daiwa Office Investment Corp.	440	3,091,529
Daiwa Securities Living Investments Corp.	2,304	2,338,646
GLP J-REIT(b)	1,878	3,191,513
Invincible Investment Corp.	7,494	3,052,289
Shares		Value
Japan–(continued)
Japan Metropolitan Fund Investment Corp.	2,195	$2,197,119
Japan Prime Realty Investment Corp.	950	3,709,631
Japan Real Estate Investment Corp.	455	2,757,612
LaSalle Logiport REIT	4,397	7,121,952
Mitsui Fudosan Co. Ltd.	422,800	10,032,643
Mitsui Fudosan Logistics Park, Inc.	1,090	5,589,270
Mori Hills REIT Investment Corp.	1,328	1,896,496
Nippon Accommodations Fund, Inc.	365	2,089,712
Nippon Prologis REIT, Inc.(b)	610	1,887,849
Sumitomo Realty & Development Co. Ltd.	91,800	3,127,965
Tokyu Fudosan Holdings Corp.	368,400	2,216,053
		64,163,922
Mexico–0.81%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	1,696,400	1,882,239
PLA Administradora Industrial, S. de R.L. de C.V.	1,391,800	2,081,621
Prologis Property Mexico S.A. de C.V.	890,684	2,002,899
		5,966,759
Singapore–2.01%
Ascendas REIT	2,057,198	4,523,227
CapitaLand Ltd.	638,100	1,765,452
City Developments Ltd.	996,300	5,741,321
Mapletree Commercial Trust	1,813,579	2,837,768
		14,867,768
South Africa–0.11%
Equites Property Fund Ltd.	590,710	793,004
Spain–1.82%
Atlantica Sustainable Infrastructure PLC	102,463	3,724,530
Cellnex Telecom S.A.(a)	127,346	7,732,776
Merlin Properties SOCIMI S.A.	174,773	2,016,109
		13,473,415
Sweden–1.07%
Fabege AB	239,513	3,892,360
Wihlborgs Fastigheter AB	178,587	4,045,325
		7,937,685
United Kingdom–2.94%
Assura PLC	3,305,206	3,489,921
Big Yellow Group PLC	233,775	4,339,657
Derwent London PLC	61,749	3,027,371
GCP Student Living PLC	789,258	1,925,931
Segro PLC	263,180	3,893,877
Stenprop Ltd.	556,236	1,230,656
Tritax Big Box REIT PLC	1,381,960	3,859,179
		21,766,592
United States–45.62%
Agree Realty Corp.	93,935	6,601,752
American Homes 4 Rent, Class A	317,055	12,070,284
American Tower Corp.	15,946	4,073,565
Americold Realty Trust	172,518	6,559,134

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Shares		Value
United States–(continued)
Apple Hospitality REIT, Inc.	252,346	$4,004,731
AvalonBay Communities, Inc.	81,841	16,936,176
Boston Properties, Inc.	114,023	13,404,544
Brandywine Realty Trust(c)	414,847	5,832,749
CoreSite Realty Corp.	10,816	1,311,440
Crown Castle International Corp.	18,741	3,551,419
CyrusOne, Inc.	53,701	3,960,449
DiamondRock Hospitality Co.(b)	627,645	6,075,604
Digital Realty Trust, Inc.	65,505	9,927,938
Duke Realty Corp.	202,083	9,388,776
Equinix, Inc.	2,661	1,960,412
Essential Properties Realty Trust, Inc.	88,096	2,255,258
Extra Space Storage, Inc.	20,260	3,035,151
Four Corners Property Trust, Inc.	84,333	2,341,084
Healthcare Trust of America, Inc., Class A	49,977	1,369,870
Healthpeak Properties, Inc.	314,791	10,507,724
Highwoods Properties, Inc.	67,774	3,095,916
Hilton Worldwide Holdings, Inc.(b)	31,438	3,938,238
Host Hotels & Resorts, Inc.(b)	376,421	6,463,148
Hudson Pacific Properties, Inc.	445,403	12,912,233
Invitation Homes, Inc.	332,971	12,076,858
JBG SMITH Properties	196,507	6,329,490
Kilroy Realty Corp.	90,760	6,372,260
Life Storage, Inc.	95,688	9,515,215
Marriott International, Inc., Class A(b)	26,404	3,791,086
Medical Properties Trust, Inc.	101,488	2,148,501
Mid-America Apartment Communities, Inc.	31,023	4,985,396
National Retail Properties, Inc.	82,436	3,820,909
Omega Healthcare Investors, Inc.	114,846	4,205,660
Prologis, Inc.	277,058	32,648,515
Public Storage	15,183	4,288,894
QTS Realty Trust, Inc., Class A	41,337	2,619,939
Regency Centers Corp.	192,948	12,464,441
RLJ Lodging Trust	170,102	2,614,468
Simon Property Group, Inc.	48,327	6,209,536
SITE Centers Corp.	202,048	3,024,658
STAG Industrial, Inc.	155,484	5,552,334
Sun Communities, Inc.	25,711	4,304,536
Sunstone Hotel Investors, Inc.(b)	746,751	9,379,192
UDR, Inc.	233,562	11,124,558
Ventas, Inc.	380,867	21,119,075
VICI Properties, Inc.(c)	223,354	6,953,010
Weingarten Realty Investors	79,974	2,620,748
Welltower, Inc.	105,627	7,897,731
		337,644,605
Total Common Stocks & Other Equity Interests (Cost $477,579,476)		593,155,035
Preferred Stocks–17.92%
United States–17.92%
American Homes 4 Rent, 6.50%, Series D, Pfd.	481,166	12,168,688
American Homes 4 Rent, 6.35%, Series E, Pfd.	402,532	10,208,212
American Homes 4 Rent, 5.88%, Series F, Pfd.	262,346	6,849,854
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	2,229,616
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	5,506,752
Shares		Value
United States–(continued)
DiamondRock Hospitality Co., 8.25%, Pfd.	130,513	$3,791,403
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	3,381,168
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.	34,560	3,438,720
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.(d)	195,800	0
National Retail Properties, Inc., 5.20%, Series F, Pfd.	389,108	9,906,690
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	174,000	4,654,500
Pebblebrook Hotel Trust, 6.50%, Series C, Pfd.	226,070	5,771,567
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	5,688,308
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	4,458,263
Public Storage, 5.15%, Series F, Pfd.	14,600	388,214
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	264,973	7,220,514
QTS Realty Trust, Inc., 6.50%, Series B, Conv. Pfd.	19,200	2,744,256
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,786,865
Saul Centers, Inc., 6.13%, Series D, Pfd.	2,347	62,125
SL Green Realty Corp., 6.50%, Series I, Pfd.	217,900	5,641,431
Summit Hotel Properties, Inc., 6.25%, Series E, Pfd.	319,949	8,529,840
Sunstone Hotel Investors, Inc., 6.95%, Series E, Pfd.	157,000	3,967,390
Sunstone Hotel Investors, Inc., 6.45%, Series F, Pfd.	116,300	2,943,553
UMH Properties, Inc., 6.38%, Series D, Pfd.	151,800	3,933,138
VEREIT, Inc., 6.70%, Series F, Pfd.	221,293	5,620,842
Vornado Realty Trust, 5.40%, Series L, Pfd.	213,400	5,441,700
Vornado Realty Trust, 5.25%, Series M, Pfd.	200,000	5,296,000
Total Preferred Stocks (Cost $127,444,839)		132,629,609
Money Market Funds–1.55%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	3,673,952	3,673,952
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	3,621,779	3,623,227
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	4,198,802	4,198,802
Total Money Market Funds (Cost $11,494,764)		11,495,981
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.62% (Cost $616,519,079)		737,280,625
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.19%
Invesco Private Government Fund, 0.01%(e)(f)(g)	3,506,846	3,506,846
Invesco Private Prime Fund, 0.09%(e)(f)(g)	5,258,166	5,260,270
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,767,116)		8,767,116
TOTAL INVESTMENTS IN SECURITIES—100.81% (Cost $625,286,195)		746,047,741
OTHER ASSETS LESS LIABILITIES–(0.81)%		(5,994,643)
NET ASSETS–100.00%		$740,053,098
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $15,689,595, which represented 2.12% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,763,737	$27,199,647	$(26,289,432)	$-	$-	$3,673,952	$605
Invesco Liquid Assets Portfolio, Institutional Class	2,973,652	19,428,319	(18,778,167)	(56)	(521)	3,623,227	1,189
Invesco Treasury Portfolio, Institutional Class	3,158,557	31,085,311	(30,045,066)	-	-	4,198,802	298
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	17,878,367	(14,371,521)	-	-	3,506,846	170*
Invesco Private Prime Fund	-	22,604,300	(17,344,235)	-	205	5,260,270	984*
Total	$8,895,946	$118,195,944	$(106,828,421)	$(56)	$(316)	$20,263,097	$3,246

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$14,688,037	$—	$14,688,037
Belgium	—	7,631,385	—	7,631,385
Canada	29,032,360	—	—	29,032,360
China	—	1,262,379	—	1,262,379
Denmark	—	2,411,932	—	2,411,932
France	—	11,010,502	—	11,010,502
Germany	—	28,687,301	—	28,687,301
Hong Kong	—	28,154,741	—	28,154,741
Italy	—	3,662,648	—	3,662,648
Japan	—	64,163,922	—	64,163,922
Mexico	5,966,759	—	—	5,966,759
Singapore	—	14,867,768	—	14,867,768
South Africa	—	793,004	—	793,004
Spain	3,724,530	9,748,885	—	13,473,415
Sweden	—	7,937,685	—	7,937,685
United Kingdom	—	21,766,592	—	21,766,592
United States	470,274,214	—	0	470,274,214
Money Market Funds	11,495,981	8,767,116	—	20,263,097
Total Investments	$520,493,844	$225,553,897	$0	$746,047,741
Invesco Global Real Estate Income Fund